Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Unlimited HFND Multi-Strategy Return Tracker ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFND Multi-Strategy Return Tracker ETF
Class Name	Unlimited HFND Multi-Strategy Return Tracker ETF
Trading Symbol	HFND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Unlimited HFND Multi-Strategy Return Tracker ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.unlimitedetfs.com/hfnd/. You can also request this information by contacting us at (844) 986-7700 or by writing the Fund at Unlimited HFND Multi-Strategy Return Tracker ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	www.unlimitedetfs.com/hfnd/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFND Multi-Strategy Return Tracker ETF	$72	1.43%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%
Net Assets	$ 34,768,000
Holdings Count | Holdings	54
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$34,768
Number of Holdings	54
Portfolio Turnover	160%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Ten Holdings	(% of Total Net Assets)
iShares Broad USD High Yield Corporate Bond ETF	35.6
Vanguard Value ETF	7.5
Vanguard Growth ETF	7.3
Vanguard Emerging Markets Government Bond ETF	6.9
iShares Agency Bond ETF	4.9
iShares CMBS ETF	4.5
Vanguard US Momentum Factor ETF	4.0
iShares J.P. Morgan EM High Yield Bond ETF	3.2
iShares Convertible Bond ETF	3.2
Invesco Senior Loan ETF	2.9